Other liabilities	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Other liabilities [text block]
14.	Other liabilities

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Current
Provisions (note 19)	$14,276	$27,370	$14,367
Pension liability (note 20)	11,854	19,401	24,635
Other employee benefits (note 21)	2,564	2,756	2,356
Unearned revenue	1,857	2,435	849
	$30,551	$51,962	$42,207